Exploration and Evaluation Assets	12 Months Ended
Aug. 31, 2019
Statements [Line Items]
Exploration and Evaluation Assets [Text Block]

7. Exploration and Evaluation Assets

	September 1,		Impairment	August 31,
	2017	Expenditures	Loss	2018

Separation Rapids Lithium Project (a)	$9,523,610	$1,487,340	$-	$11,010,950
East Kemptville Tin-Indium Project (b)	5,322,422	505,102	-	5,827,524
Other (d)	15,000	20,760	-	35,760

	$14,861,032	$2,013,202	$-	$16,874,234

	September 1,		Impairment	August 31,
	2018	Expenditures	Loss	2019

Separation Rapids Lithium Project (a)	$11,010,950	$511,188	$-	$11,522,138
East Kemptville Tin-Indium Project (b)	5,827,524	315,087	(639,034)	5,503,577
Other (d)	35,760	3,728	-	39,488

	$16,874,234	$830,003	$(639,034)	$17,065,203

 a) Separation Rapids Lithium Project, Ontario

The Company owns a 100% interest in certain mineral claims and a mining lease in the Kenora area of Ontario. During the year ended August 31, 2017, the Company acquired a 100% interest in seven mineral claims located adjacent to the north and west of the Company's existing Separation Rapids property and issued 500,000 common shares at the fair value of $0.185 per share.

b) East Kemptville Tin-Indium Project, Nova Scotia

The Company holds a special exploration licence to search and prospect for all minerals except for coal, salt, potash and uranium within four claims in the East Kemptville area of Yarmouth, Nova Scotia.

The current special licence has a term of three years beginning February 2, 2015 and is renewable for an additional two one-year periods. The Special Licence was renewed during the year ended August 31, 2018 and the Company continues the process toward applying for a mining lease to replace the Special Licence and secure full surface tenure.

The Company also had a number of regular exploration licences covering certain claims in the same proximity to the claims covered under the special exploration licence. During the Year, the Company decided not to renew these peripheral exploration licences, and accordingly the costs incurred to-date of $639,034 on the mineral claims under the exploration licences had been written off as an impairment loss during the Year.

c) Warren Township Anorthosite Project, Ontario

The Company owns a 100% interest in certain claims located near Foleyet, Ontario, which were staked by the Company during the year ended August 31, 2003. During the year ended August 31, 2013, the Company entered into a Mining Lease with the Province of Ontario under the Mining Act of Ontario covering these claims.

No substantial work has been carried out on the Warren Township project during the last five years and no work was planned or budgeted for fiscal 2020. In addition, no new potential customer has been identified for the project's calcium feldspar product although there has been new demand reported for the calcium feldspar product by other emerging producers. The current outlook as at August 31, 2019 for the Warren Township project remains unchanged. It is management's view that the fair value of this project has been significantly impaired and has estimated the recoverable amount of this project as at August 31, 2019 to be $nil.

d) Other Resource Properties

The Company has a 100% interest in several claims in the Lilypad Lakes Tantalum Property, a 2.0% NSR interest in certain claims of the East Cedartree Gold Property located near Kenora, Ontario, and a 2.4% NSR interest in the Wolf Mountain Platinum-Palladium Project.

 During the year ended August 31, 2017 ("Fiscal 2017"), the Company abandoned its interest in certain mineral claims  located in New Brunswick, and, accordingly, the total costs incurred to August 31, 2017 of $175,038 had been written off as an impairment loss during Fiscal 2017.